Expense Example - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF CLASS	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	$ 706